UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     April 29, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total: $    211,014,575

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
Accenture PLC				Common Stock	G1151C101 $10,277,750 	 	  245,000     Sole		     Sole
Amgen Inc				Common Stock	031162100 $ 8,964,000 	 	  150,000 	Sole		     Sole
AT&T Inc				Common Stock	00206R102 $ 8,458,543 		  327,343 	Sole		     Sole
Avon Products Inc			Common Stock	054303102 $ 8,975,550 	 	  265,000 	Sole		     Sole
Berkshire Hathaway A			Common Stock	084670108 $ 9,744,000 		       80 	Sole		     Sole
Best Buy Co Inc				Common Stock	086516101 $ 4,466,700 		  105,000 	Sole		     Sole
BP PLC					Common Stock	055622104 $ 4,640,248 		   81,308 	Sole		     Sole
Charles Schwab Corp			Common Stock	808513105 $ 8,971,200 		  480,000 	Sole		     Sole
Cisco Systems Inc			Common Stock	17275R102 $ 4,529,220 		  174,000 	Sole		     Sole
Coca-Cola Co/The			Common Stock	191216100 $ 5,795,900 		  105,380 	Sole		     Sole
Colgate-Palmolive Co			Common Stock	194162103 $ 4,902,450 		   57,500 	Sole		     Sole
Dell Inc				Common Stock	24702R101 $ 7,905,767 		  526,700 	Sole		     Sole
EI Du Pont de Nemour			Common Stock	263534109 $ 1,214,024 		   32,600 	Sole		     Sole
Emerson Electric Co			Common Stock	291011104 $ 1,308,840 		   26,000 	Sole		     Sole
Exxon Mobil Corp			Common Stock	30231G102 $ 7,783,076 		  116,200 	Sole		     Sole
Home Depot Inc				Common Stock	437076102 $ 4,968,798 		  153,595 	Sole		     Sole
Intel Corp				Common Stock	458140100 $ 1,183,342 		   53,160 	Sole		     Sole
Intl Bus Machines			Common Stock	459200101 $ 8,797,950 		   68,600 	Sole		     Sole
Johnson & Johnson			Common Stock	478160104 $ 1,108,400 	 	   17,000 	Sole		     Sole
Kellogg Co				Common Stock	487836108 $ 4,541,550 	 	   85,000 	Sole		     Sole
Lockheed Martin Corp			Common Stock	539830109 $ 8,987,760 		  108,000 	Sole		     Sole
Marsh & McLennan Cos			Common Stock	571748102 $ 8,669,100 		  355,000 	Sole		     Sole
Merck & Co Inc				Common Stock	58933Y105 $ 8,513,559 		  227,940 	Sole		     Sole
Microsoft Corp				Common Stock	594918104 $ 4,319,081 		  147,560 	Sole		     Sole
Nucor Corp				Common Stock	670346105 $ 7,805,360 		  172,000 	Sole		     Sole
PepsiCo Inc				Common Stock	713448108 $ 5,290,154 	 	   79,960 	Sole		     Sole
PNC Financial Ser			Common Stock	693475105 $ 1,175,254 		   19,686 	Sole		     Sole
Procter & Gamble Co			Common Stock	742718109 $ 4,884,444 		   77,200 	Sole		     Sole
Raytheon Co				Common Stock	755111507 $ 4,855,200 		   85,000	Sole		     Sole
Schlumberger Ltd			Common Stock	806857108 $ 7,742,120 		  122,000	Sole		     Sole
TJX Cos Inc				Common Stock	872540109 $ 8,716,600 		  205,000	Sole		     Sole
United Technologies			Common Stock	913017109 $ 9,642,910 		  131,000	Sole		     Sole
UnitedHealth Group			Common Stock	91324P102 $ 8,004,150 		  245,000	Sole		     Sole
Verizon Comm.				Common Stock	92343V104 $ 3,871,575 		  124,809	Sole		     Sole

====================================================================================================================================

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